Equity Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Equity Based Compensation
Schedule of assumptions used in estimating the fair value of awards granted

Other assumptions used in estimating the fair value of awards granted through December 31, 2013 included the following:

Expected Term	0.25 to 9.25 years
Volatility*	113.4% to 165.62%*
Risk-Free Rate	0.04% to 1.73%
Dividend Yield	—

*                 The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

Summary of stock option activity under the Plans

Stock Options	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000)	Weighted- Average Remaining Term (Years)
Outstanding at March 31, 2013	186,160	160.72	—	9.02
Granted	697,000	4.22	—	0
Exercised	—	—	—	—
Forfeited or expired	(36,860)	141.67	—	—
Outstanding at December 31, 2013	846,300	32.66	—	9.59
Vested at December 31, 2013	839,634	31.88	—	9.59

Summary of status of the non-vested stock options

Non-vested Stock Options	Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2013	53,883	$99.71
Granted	697,000	2.40
Vested	(730,217)	6.50
Forfeited	(14,000)	130.59
Non-vested at December 31, 2013	6,666	$70.71

Non-vested Stock Options	Shares (000)	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2012	20	$123.48
Granted	127	95.24
Vested	(84)	96.24
Forfeited	(9)	123.10
Non-vested at March 31, 2013	54	99.63

Stock Options
Equity Based Compensation
Schedule of assumptions used in estimating the fair value of awards granted

Assumptions used in estimating the fair value of awards granted through March 31, 2013 included the following:

Expected term	5.0 to 9.47 years
Volatility*	128.57% to 181.46%*
Risk-free rate	0.63% to 2.00%
Dividend yield	—

*       The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.

Summary of stock option activity under the Plans

Stock Options	Shares (000)	Weighted- Average Exercise Price	Aggregate Intrinsic Value ($000)	Weighted- Average Remaining Term (Years)
Outstanding at March 31, 2012	68	$212.50	$19,636	7.69
Granted	127	130.66	—	9.01
Exercised	—	—	—	—
Forfeited or expired	(9)	130.00	—	—
Outstanding at March 31, 2013	186	160.71	—	9.02
Vested at March 31, 2013	132	171.67	—	8.87

Warrants Issued for Services
Equity Based Compensation
Schedule of assumptions used in estimating the fair value of awards granted

Assumptions used in estimating the fair value of awards granted through March 31, 2013 included the following:

Expected term	2.0 to 5.0 years
Volatility*	106.22% to 177.26%*
Risk-free rate	0.22% to 1.52%
Dividend yield	—

*          The Company’s estimates of expected volatility are based on the historic volatility of the Company’s common stock as well as the historic volatility of the Company’s peers due to the limited availability of historical trading information on the Company itself.